Voluntary Change in Accounting Policy (Tables)	12 Months Ended
Dec. 31, 2025
Voluntary Change in Accounting Policy [Abstract]
Schedule of Changes in Consolidated Financial Statements

Consolidated Statements of Financial Position

As at September 30, 2024	Previously reported	Effect of change	Restated
Mineral property interests	$12,125,552	$(1,366,667)	$10,758,885
Total assets	15,185,644	(1,366,667)	13,818,977
Foreign currency reserve	(237,224)	(195,507)	(432,731)
Deficit	(10,111,701)	(1,171,160)	(11,282,861)
Total equity	10,945,987	(1,366,667)	9,579,320
Total liabilities and equity	$15,185,644	$(1,366,667)	$13,818,977

As at October 1, 2023	Previously reported	Effect of change	Restated
Mineral property interests	$254,571	$(210,558)	$44,013
Total assets	518,541	(210,558)	307,983
Foreign currency reserve	(63,983)	84	(63,899)
Deficit	(8,303,840)	(210,642)	(8,514,482)
Total equity	283,555	(210,558)	72,997
Total liabilities and equity	$518,541	$(210,558)	$307,983

Consolidated Statements of Net Loss and Comprehensive Loss

For the twelve months ended September 30, 2024	Previously reported	Effect of change	Restated
Exploration expenses	$29,608	$1,402,987	$1,432,595
General and administrative expenses	1,924,208	(238,597)	1,685,611
Loss from operations	1,953,816	1,164,390	3,118,206
Write-off of mineral property interests	240,594	(203,872)	36,722
Net loss	2,124,677	960,518	3,085,195
Foreign currency translation	173,241	195,591	368,832
Total comprehensive loss	2,297,918	1,156,109	3,454,027
Net loss per share attributable to shareholders of the Company - Basic and diluted	$0.03	$0.02	$0.05

Consolidated Statements of Cash Flows

For the twelve months ended September 30, 2024	Previously reported	Effect of change	Restated
Net loss for the year	$(2,124,677)	$(960,518)	$(3,085,195)
Adjustments for:
Write-off of mineral property interests	240,594	(203,872)	36,722
Foreign exchange	(315,519)	195,591	(119,928)
Net changes in non-cash working capital items	(73,648)	(22,961)	(96,609)
Cash used in operations	(1,460,697)	(991,760)	(2,452,457)
Mineral property interest	(1,224,073)	1,187,351	(36,722)
Cash used in investing	(8,287,000)	1,187,351	(7,099,649)
Effect of exchange rate changes on cash and cash equivalents	$(173,241)	$(195,591)	$(368,832)